EQUIPMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
EQUIPMENT
Proceeds from disposal of equipment		$ 0
Loss on disposal of equipment	$ 0	$ 83,692	$ 0